Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
REVENUES
Net Revenues	$ 6,998,646	$ 6,934,191
Cost of revenue	6,375,799	6,741,448
Gross Profit	622,847	192,743
OPERATING EXPENSE
General and administrative	2,060,166	733,457
Total Operating Expenses	2,060,166	733,457
LOSS FROM OPERATIONS	(1,437,319)	(540,714)
OTHER INCOME (EXPENSE)
Other income	299	30,781
Other expense	(2,940)	(3,997)
Exchange (loss) gain	(7)	7
Total Other (Expense) Income, net	(2,648)	26,791
LOSS BEFORE INCOME TAXES	(1,439,967)	(513,923)
(BENEFIT) PROVISON FOR INCOME TAXES	(138,989)	38,907
NET LOSS	(1,300,978)	(552,830)
Less: net (loss) income attributable to non-controlling interest	(25,277)	33,802
NET LOSS ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	(1,275,701)	(586,632)
OTHER COMPREHENSIVE (LOSS)
NET LOSS	(1,300,978)	(552,830)
Foreign currency translation adjustment	460,780	14,537
COMPREHENSIVE (LOSS)	(840,198)	(538,293)
Less: comprehensive income (loss) attributable to non-controlling interest	350	22,299
COMPREHENSIVE (LOSS) ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	$ (840,548)	$ (560,592)
Net (loss) earnings per share
Basic (in Dollars per share)	$ (0.001)	$ (0.001)
Diluted (in Dollars per share)	$ (0.001)	$ (0.001)
Weighted average shares
Basic (in Shares)	1,767,296,875	699,050,796
Diluted (in Shares)	1,767,296,875	699,050,796
Revenue
REVENUES
Revenue	$ 7,000,138	$ 6,935,950
Tax and Surcharges
REVENUES
Revenue	$ (1,492)	$ (1,759)